Fair Value Measurements - Schedule of assets that are measured at fair value on a recurring basis (Details)	Dec. 31, 2020 USD ($)
Level 1 [Member] | Panacea Acquisition Corp [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 143,757,011